Segment Reporting - Summary of Information About Product Revenues (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of products and services [line items]
Revenues	$ 35,948.8	₨ 2,724,648.4	₨ 2,441,151.0	₨ 2,556,123.4
Finance revenues	542.5	41,118.5	40,480.4	38,127.8
Total revenues	36,491.3	2,765,766.9	2,481,631.4	2,594,251.2
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenues	10,326.0	782,631.3	462,990.0	435,908.8
Tata Daewoo commercial vehicles [Member]
Disclosure of products and services [line items]
Revenues	700.5	53,096.4	32,498.5	30,492.4
Jaguar Land Rover vehicles [Member]
Disclosure of products and services [line items]
Revenues	24,599.1	1,864,426.3	1,926,418.9	2,070,320.9
Others [Member]
Disclosure of products and services [line items]
Revenues	$ 323.2	₨ 24,494.4	₨ 19,243.6	₨ 19,401.3